Quarterly Holdings Report
for
Fidelity Freedom® 2010 Fund
June 30, 2022
F10-NPRT1-0822
1.818356.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.81% to 1.75% 7/21/22 to 9/29/22 (b) (Cost $4,018,918)	4,030,000	4,017,799

Domestic Equity Funds - 14.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	2,320,172	20,649,527
Fidelity Series Blue Chip Growth Fund (c)	4,020,761	42,338,615
Fidelity Series Commodity Strategy Fund (c)	12,510,452	60,425,481
Fidelity Series Growth Company Fund (c)	6,626,984	91,054,762
Fidelity Series Intrinsic Opportunities Fund (c)	3,658,520	64,426,544
Fidelity Series Large Cap Stock Fund (c)	5,314,946	87,005,668
Fidelity Series Large Cap Value Index Fund (c)	2,220,253	29,929,006
Fidelity Series Opportunistic Insights Fund (c)	3,462,138	50,685,702
Fidelity Series Small Cap Discovery Fund (c)	977,973	9,740,608
Fidelity Series Small Cap Opportunities Fund (c)	2,755,664	31,139,000
Fidelity Series Stock Selector Large Cap Value Fund (c)	5,627,394	67,134,812
Fidelity Series Value Discovery Fund (c)	3,534,194	51,528,546
TOTAL DOMESTIC EQUITY FUNDS (Cost $492,458,468)		606,058,271

International Equity Funds - 17.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,720,536	49,631,947
Fidelity Series Emerging Markets Fund (c)	3,804,405	31,348,301
Fidelity Series Emerging Markets Opportunities Fund (c)	17,514,317	286,534,222
Fidelity Series International Growth Fund (c)	8,533,632	119,385,508
Fidelity Series International Small Cap Fund (c)	2,108,020	31,620,295
Fidelity Series International Value Fund (c)	12,275,314	117,720,257
Fidelity Series Overseas Fund (c)	11,408,748	119,221,416
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $682,307,396)		755,461,946

Bond Funds - 60.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	55,526,789	550,270,478
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	16,448,098	141,453,646
Fidelity Series Emerging Markets Debt Fund (c)	2,878,967	20,958,877
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	858,607	7,126,434
Fidelity Series Floating Rate High Income Fund (c)	488,117	4,227,090
Fidelity Series High Income Fund (c)	2,773,950	22,385,775
Fidelity Series International Credit Fund (c)	426,945	3,535,106
Fidelity Series International Developed Markets Bond Index Fund (c)	19,020,128	167,947,731
Fidelity Series Investment Grade Bond Fund (c)	143,343,279	1,473,568,908
Fidelity Series Long-Term Treasury Bond Index Fund (c)	25,804,314	171,856,733
Fidelity Series Real Estate Income Fund (c)	1,386,026	14,345,364
TOTAL BOND FUNDS (Cost $2,817,371,957)		2,577,676,142

Short-Term Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d)	3,830,675	3,831,441
Fidelity Series Government Money Market Fund 1.18% (c)(e)	231,574,432	231,574,432
Fidelity Series Short-Term Credit Fund (c)	6,016,676	57,880,421
TOTAL SHORT-TERM FUNDS (Cost $295,209,851)		293,286,294

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,291,366,590)	4,236,500,452
NET OTHER ASSETS (LIABILITIES) - 0.0%	856,959
NET ASSETS - 100.0%	4,237,357,411

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	174	Sep 2022	16,152,420	127,208	127,208
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	256	Sep 2022	12,834,560	(4,461)	(4,461)

TOTAL EQUITY INDEX CONTRACTS					122,747

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	724	Sep 2022	85,816,625	(133,484)	(133,484)

TOTAL PURCHASED					(10,737)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	70	Sep 2022	13,263,250	(124,492)	(124,492)

TOTAL FUTURES CONTRACTS					(135,229)
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,017,799.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	2,322,409	12,547,378	11,038,346	7,133	-	-	3,831,441	0.0%
Total	2,322,409	12,547,378	11,038,346	7,133	-	-	3,831,441

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	486,049,066	105,397,879	34,251,012	-	(416,169)	(6,509,286)	550,270,478
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	136,039,987	30,188,675	9,307,167	-	(571,154)	(14,896,695)	141,453,646
Fidelity Series All-Sector Equity Fund	25,379,563	547,662	885,827	-	(189,351)	(4,202,520)	20,649,527
Fidelity Series Blue Chip Growth Fund	41,686,587	14,138,314	1,344,869	-	(89,196)	(12,052,221)	42,338,615
Fidelity Series Canada Fund	59,943,474	205,146	2,251,028	-	52,469	(8,318,114)	49,631,947
Fidelity Series Commodity Strategy Fund	71,231,816	1,974,296	9,788,634	-	1,420,582	(4,412,579)	60,425,481
Fidelity Series Emerging Markets Debt Fund	24,342,875	364,024	931,211	295,273	(222,953)	(2,593,858)	20,958,877
Fidelity Series Emerging Markets Debt Local Currency Fund	8,112,120	5,357	360,830	-	(71,168)	(559,045)	7,126,434
Fidelity Series Emerging Markets Fund	35,409,926	1,218,692	1,316,549	-	(63,411)	(3,900,357)	31,348,301
Fidelity Series Emerging Markets Opportunities Fund	319,040,360	15,710,807	12,674,179	-	(1,485,003)	(34,057,763)	286,534,222
Fidelity Series Floating Rate High Income Fund	4,877,760	54,767	441,428	51,615	(45,172)	(218,837)	4,227,090
Fidelity Series Government Money Market Fund 1.18%	339,130,442	631,152	108,187,162	458,951	-	-	231,574,432
Fidelity Series Growth Company Fund	103,861,204	17,211,747	3,252,954	-	(191,582)	(26,573,653)	91,054,762
Fidelity Series High Income Fund	28,892,048	372,076	3,852,395	355,048	(358,403)	(2,667,551)	22,385,775
Fidelity Series Inflation-Protected Bond Index Fund	77,340,890	459,345	76,340,878	449,738	1,969,307	(3,428,664)	-
Fidelity Series International Credit Fund	3,928,718	24,607	-	24,608	-	(418,219)	3,535,106
Fidelity Series International Developed Markets Bond Index Fund	147,234,284	36,861,323	7,581,508	88,833	(288,933)	(8,277,435)	167,947,731
Fidelity Series International Growth Fund	137,563,466	8,670,149	5,033,228	-	(546,377)	(21,268,502)	119,385,508
Fidelity Series International Small Cap Fund	38,045,891	1,137,758	1,424,238	-	(395,581)	(5,743,535)	31,620,295
Fidelity Series International Value Fund	138,952,756	5,395,403	9,183,112	-	(416,451)	(17,028,339)	117,720,257
Fidelity Series Intrinsic Opportunities Fund	99,326,020	13,996	26,557,930	-	11,714,851	(20,070,393)	64,426,544
Fidelity Series Investment Grade Bond Fund	1,690,965,140	11,422,743	132,925,232	10,333,270	(12,151,477)	(83,742,266)	1,473,568,908
Fidelity Series Large Cap Stock Fund	92,367,449	10,923,522	3,147,816	-	(32,307)	(13,105,180)	87,005,668
Fidelity Series Large Cap Value Index Fund	34,766,933	574,586	1,227,531	-	318,609	(4,503,591)	29,929,006
Fidelity Series Long-Term Treasury Bond Index Fund	188,692,115	16,108,682	8,923,975	1,091,425	(980,810)	(23,039,279)	171,856,733
Fidelity Series Opportunistic Insights Fund	53,214,540	10,239,268	1,778,549	-	(197,238)	(10,792,319)	50,685,702
Fidelity Series Overseas Fund	138,329,304	10,043,894	5,033,228	-	(484,778)	(23,633,776)	119,221,416
Fidelity Series Real Estate Income Fund	17,530,411	244,640	1,938,570	233,592	122,486	(1,613,603)	14,345,364
Fidelity Series Short-Term Credit Fund	84,944,631	315,829	26,403,491	272,933	(809,304)	(167,244)	57,880,421
Fidelity Series Small Cap Discovery Fund	11,457,958	1,626,265	400,438	1,247,578	46,416	(2,989,593)	9,740,608
Fidelity Series Small Cap Opportunities Fund	37,592,192	1,182,340	1,315,998	-	(201,118)	(6,118,416)	31,139,000
Fidelity Series Stock Selector Large Cap Value Fund	77,806,062	1,624,023	3,195,148	-	292,645	(9,392,770)	67,134,812
Fidelity Series Value Discovery Fund	59,188,328	96,457	2,635,899	-	903,571	(6,023,911)	51,528,546
	4,813,244,316	304,985,424	503,892,014	14,902,864	(3,367,000)	(382,319,514)	4,228,651,212

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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